Submission	Jul. 21, 2026
Submission [Line Items]
Central Index Key	0001946997
Registrant Name	EQT Exeter Real Estate Income Trust, Inc.
Form Type	S-11
Submission Type	S-11
Fee Exhibit Type	EX-FILING FEES